Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss	$ 6,035	$ (6,577)	$ (13,650)	$ (32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	148	617	3,357	3,041
Bad debt expense			486
Share-based compensation - services rendered	522	200	400	2,860
Share-based compensation - employees	900	1,900	2,673	20,592
Share-based compensation due to employment agreements				1,500
Change in fair value of derivative liabilities	16	(1,036)	(3,160)	(9,316)
Loss on exchange of warrants for common stock	839
Commitment fees on credit facility advances	34
Loss from discontinued operations		1,166	1,848	4,181
Gain on sale of discontinued operations	(2)		(57)	(636)
Cash acquired in acquisition	3
Loss on retirement of assets			5	61
Changes in assets and liabilities:
Accounts receivable	467	1,401	1,611	(1,060)
Inventory		(147)		(983)
Prepaid expenses and other current assets	717	48	(36)	34
Other assets	1		(26)	6
Accounts payable	(753)	(1,134)	(934)	634
Accrued liabilities	9	(226)	291	(1,691)
Net cash used in operating activities of continuing operations	(3,134)	(3,788)	(7,192)	(13,613)
Net cash used in discontinued operations		(1,114)	(1,848)	(4,030)
Net cash used in operating activities	(3,134)	(4,902)	(9,040)	(17,643)
Cash flows from investing activities:
Proceeds from sale of Magnolia Solar	5
Purchases of property and equipment		(18)	(289)	(277)
Proceeds from sale of discontinued operations			825	2,029
Purchases of short-term investments				(1,001)
Redemption of short-term investments				1,001
Net cash provided by (used in) investing activities of continuing operations	5	(18)	536	1,752
Net cash used in investing activities of discontinued operations		(166)
Net cash provided by (used in) investing activities	5	(184)
Cash flows from financing activities:
Proceeds from credit facility	951		1,350
Advances from related parties	328
Purchase of treasury shares from employees	1,980		(53)	(1,618)
Proceeds from issuance of preferred stock, net of fees		4,221
Proceeds from issuance of common stock and warrants, net of fees			4,221	12,693
Repayments of debt - related parties				(100)
Repayments of debt		(500)	(500)
Purchase of treasury shares from employees for tax withholdings		(42)
Net cash provided by (used in) financing activities	3,334	3,679	5,018	10,975
NET INCREASE (DECREASE) IN CASH	205	(1,407)	(3,486)	(4,916)
Cash - beginning of period	244	3,730	3,730	8,646
Cash - end of period	449	2,323	244	3,730
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest		11	382	60
Cash paid for income taxes			2
SUMMARY OF NONCASH ACTIVITIES:
Exchange of common stock for warrants	3,293
Inventory reclassified to property and equipment				2,477
Assets acquired via acquisition of Trend Discovery Holdings, Inc.:
Receivables	10
Other assets	1			28
Goodwill	$ 3,223			65
Identifiable intangible assets				$ 1,435